Cover	Sep. 13, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 13, 2020
Entity Registrant Name	MIRAGEN THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	6200 Lookout Rd.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	643-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001590750
Amendment Description	Amendment to Form 8-K filed on September 17, 2020